Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares		Dec. 31, 2021 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance (in shares) | shares	1,333,013	1,837,969	2,337,968
Number of options, options exercisable (in shares) | shares	934,444	1,333,013	1,624,569		1,949,184
Number of options, options exercised (in shares) | shares	(398,569)	(504,956)	(490,373)
Number of options, options cancelled (in shares) | shares			(9,626)	[1]
Number of options, ending balance (in shares) | shares	934,444	1,333,013	1,837,969		2,337,968
Average exercise price per share, beginning balance (in euros per share) | € / shares	€ 80.53	€ 78.64	€ 77.13
Average exercise price per share, options exercisable (in euros per share) | € / shares	80.16	80.53	78.89		€ 78.15
Average exercise price per share, options exercised (in euros per share) | € / shares	81.38	73.65	71.39
Average exercise price per share, options cancelled (in euros per share) | € / shares			80.56	[1]
Average exercise price per share, ending balance (in euros per share) | € / shares	€ 80.16	€ 80.53	€ 78.64		€ 77.13
Total, beginning balance | €	€ 107	€ 144	€ 180
Total, options exercisable | €	75	107	128		€ 152
Total, options exercised | €	(32)	(37)	(35)
Total, options cancelled | €			(1)	[1]
Total, ending balance | €	€ 75	€ 107	€ 144		€ 180

[1]	(a)Mainly due to the grantees leaving Sanofi